CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for credit losses (in dollars) | $	$ 463		$ 233
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	63,998,443		63,294,907
Ordinary shares, shares outstanding	31,688,544		32,498,215
Treasury stock, shares	32,309,899		30,796,692